UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

ITEM 1.                SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY TECHNOLOGY FUND

FORM N-Q
JANUARY 31, 2006

SMITH BARNEY TECHNOLOGY FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 100.4%
Communications Equipment — 17.9%
171,314	Cisco Systems Inc. *	$3,181,301
48,687	Comverse Technology Inc. *	1,333,537
23,698	Juniper Networks Inc. *	429,645
128,470	Motorola Inc.	2,917,554
92,605	Nokia Oyj, Sponsored ADR	1,702,080
49,468	QUALCOMM Inc.	2,372,485

	Total Communications Equipment	11,936,602

Computers & Peripherals — 24.2%
99,212	Dell Inc. *	2,907,904
214,724	EMC Corp. *	2,877,302
116,855	Hewlett-Packard Co.	3,643,539
49,090	International Business Machines Corp.	3,991,017
32,218	Lexmark International Inc., Class A Shares *	1,564,828
49,848	Western Digital Corp. *	1,089,677

	Total Computers & Peripherals	16,074,267

Electronic Equipment & Instruments — 2.7%
31,391	CDW Corp.	1,757,896

Internet & Catalog Retail — 2.3%
15,494	eBay Inc. *	667,791
30,279	IAC/InterActiveCorp. *	878,697

	Total Internet & Catalog Retail	1,546,488

IT Services — 4.5%
38,008	Accenture Ltd., Class A Shares	1,198,392
17,506	Automatic Data Processing Inc.	769,214
22,518	First Data Corp.	1,015,562

	Total IT Services	2,983,168

Semiconductors & Semiconductor Equipment — 20.9%
37,653	Altera Corp. *	727,079
83,214	Applied Materials Inc.	1,585,227
234,617	Intel Corp.	4,990,304
18,628	KLA-Tencor Corp.	968,283
33,140	Linear Technology Corp.	1,233,139
46,252	Microchip Technology Inc.	1,734,913
44,022	NVIDIA Corp. *	1,979,229
25,063	Xilinx Inc.	705,774

	Total Semiconductors & Semiconductor Equipment	13,923,948

Software — 27.9%
45,991	Amdocs Ltd. *	1,480,910
91,308	BEA Systems Inc. *	946,864
83,404	Check Point Software Technologies Ltd. *	1,804,862
50,570	Computer Associates International Inc.	1,380,561
28,775	McAfee Inc. *	667,292
240,134	Microsoft Corp.	6,759,772
263,751	Oracle Corp. *	3,315,350
67,215	Symantec Corp. *	1,235,412
43,769	Synopsys Inc. *	967,733

	Total Software	18,558,756

	TOTAL COMMON STOCKS
	(Cost — $61,270,919)	66,781,125

WARRANTS

WARRANTS — 0.0%
1,620	Lucent Technologies Inc., Expires 12/10/07*
	(Cost — $0)	834

	TOTAL INVESTMENTS — 100.4% (Cost — $61,270,919#)	66,781,959
	Liabilities in Excess of Other Assets — (0.4)%	(241,091)

	TOTAL NET ASSETS — 100.0%	$66,540,868

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Technology Fund (the “Fund”) is a separate investment fund of the Smith Barney Sector Series Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Concentration Risk. The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,176,073
Gross unrealized depreciation	(3,665,033)

Net unrealized appreciation	$5,511,040

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 3, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	April 3, 2006